Eventide High Dividend ETF NYSE Arca Ticker: ELCV (the “Fund”)

August 19, 2025

The information in this Supplement amends certain information contained in the Fund’s Statement of Additional Information, dated August 27, 2024, as supplemented.

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Effective September 1, 2025, the number of shares comprising a creation unit of the Fund will change from 25,000 shares to 10,000 shares.

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You should read this Supplement in conjunction with each of the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, dated August 27, 2024, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at (877) 771-EVEN or (877) 771-3836, or by writing to the Fund at 1 International Place, Suite 4210, Boston, MA 02110.

Please retain this Supplement for future reference.

Eventide US Market ETF NYSE Arca Ticker: EUSM (the “Fund”)

August 19, 2025

The information in this Supplement amends certain information contained in the Fund’s current Prospectus and Statement of Additional Information, dated December 15, 2024, as supplemented.

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Effective September 1, 2025, the Fund’s ticker symbol will change from EUSM to ESUM.

Also, effective September 1, 2025, the number of shares comprising a creation unit of the Fund will change from 25,000 shares to 10,000 shares.

*       *       *

You should read this Supplement in conjunction with each of the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, dated December 15, 2024, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at (877) 771-EVEN or (877) 771-3836, or by writing to the Fund at 1 International Place, Suite 4210, Boston, MA 02110.

Please retain this Supplement for future reference.

STRATEGY SHARES

36 North New York Avenue

Huntington, NY 11743

Series of the Trust	NYSE Arca Ticker Symbol
Day Hagan Smart Sector Fixed Income ETF	SSFI
Day Hagan Smart Sector ETF	SSUS
Day Hagan Smart Sector International ETF	SSXU
Day Hagan Smart Buffer ETF	DHSB

(each, a “Fund” and, collectively, the “Funds”)

August 19, 2025

The information in this Supplement amends certain information contained in each Fund’s currently effective Statement of Additional Information.

______________________________________________________________________________

Effective September 1, 2025, the number of shares comprising a creation unit of the Fund will change from 25,000 shares to 10,000 shares.

*       *       *

You should read this Supplement in conjunction with each Fund’s currently effective Prospectus, Summary Prospectus and Statement of Additional Information, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Funds toll-free at (855) 4SS-ETFS or (855) 477-3837, or by writing to the Fund at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

Strategy Shares Nasdaq 7HANDL™ Index ETF

NASDAQ Ticker: HNDL

Strategy Shares Newfound/ReSolve Robust Momentum ETF

Cboe Ticker: ROMO

SStrategy Shares Gold Enhanced Yield ETF

Cboe Ticker: GOLY

(each, a “Fund, and, collectively, the “Funds”)

August 19, 2025

The information in this Supplement amends certain information contained in each Fund’s currently effective Statement of Additional Information.

_____________________________________________________________________________

Effective September 1, 2025, the number of shares comprising a creation unit of the Fund will change from 25,000 shares to 10,000 shares.

*       *       *

You should read this Supplement in conjunction with each Fund’s currently effective Prospectus, Summary Prospectus, and Statement of Additional Information, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at (855) 4SS-ETFS or (855) 477-3837, or by writing to the Fund at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.